STATUTORY RESERVES AND RESTRICTED NET ASSETS - Additional Information (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Statutory reserve funds	¥ 78,286,662	$ 11,350,499	¥ 77,453,118
Restricted net assets	¥ 898,596,672	$ 130,284,271	¥ 936,799,320